Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions
Schedule of transactions with NagraStar

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2014	2013	2014	2013
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$20,914	$22,563	$60,964	$69,129

	As of
	September 30,	December 31,
	2014	2013
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$13,924	$20,954
Commitments to NagraStar	$7,749	$2,463

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$91,712	$72,549	$77,705

	As of December 31,
	2013	2012
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$23,417	$21,930